Shareholders' Equity - Changes in AOCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of year	$ 4,856,351
Unrealized gains (losses) on fixed income available-for-sale investments arising during the year	104,924	$ 2,896	$ (2,284)
Reclassification adjustment for net realized (gains) losses included in net earnings	(18,033)	(3,894)	63
Change in currency translation adjustment	(2,103)	(2,428)	(202)
Decrease in defined benefit pension liability	1,152	42	2,156
Reclassification adjustment for change in allowance for credit losses recognized in net earnings	(509)	0	0
Reclassification to earnings on disposal of subsidiary	(11,822)
Total other comprehensive income (loss)	73,609	(3,384)	(267)
Balance, end of year	6,688,004	4,856,351
Unrealized gains (losses) on fixed income available-for-sale investments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Unrealized gains (losses) on fixed income available-for-sale investments arising during the year	104,924	2,896	(2,284)
Reclassification adjustment for net realized (gains) losses included in net earnings	(18,033)	(3,894)	63
Reclassification adjustment for change in allowance for credit losses recognized in net earnings	(509)
Reclassification to earnings on disposal of subsidiary	(11,856)
Total other comprehensive income (loss)	74,526	(998)	(2,221)
Unrealized gains (losses) on available-for-sale investments, Noncontrolling interests
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Other comprehensive (income) loss attributable to RNCI	(1,518)	125	222
Unrealized gains (losses) on available-for-sale investments, Parent
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of year	(432)	441	2,440
Total other comprehensive income (loss)	73,008	(873)	(1,999)
Balance, end of year	72,576	(432)	441
Cumulative Currency Translation Adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Change in currency translation adjustment	(2,103)	(2,428)	(202)
Reclassification to earnings on disposal of subsidiary	34
Total other comprehensive income (loss)	(2,069)	(2,428)	(202)
Cumulative current translation adjustment, Noncontrolling interests
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Other comprehensive (income) loss attributable to RNCI	1,397	(10)	17
Cumulative current translation adjustment, Parent
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of year	8,548	10,986	11,171
Total other comprehensive income (loss)	(672)	(2,438)	(185)
Balance, end of year	7,876	8,548	10,986
Defined benefit pension liability, Parent
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of year	(945)	(987)	(3,143)
Decrease in defined benefit pension liability	1,152	42	2,156
Balance, end of year	207	(945)	(987)
Defined Benefit Pension Liability
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Decrease in defined benefit pension liability	1,152	42	2,156
Reclassification to earnings on disposal of subsidiary	0
Total other comprehensive income (loss)	1,152	42	2,156
Defined benefit pension liability, Noncontrolling interests
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Other comprehensive (income) loss attributable to RNCI	0	0	0
Accumulated Other Comprehensive Income, Parent
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of year	7,171	10,440	10,468
Balance, end of year	80,659	7,171	10,440
Accumulated Other Comprehensive Income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Total other comprehensive income (loss)	73,609	(3,384)	(267)
Accumulated Other Comprehensive Income, Noncontrolling interests
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Other comprehensive (income) loss attributable to RNCI	$ (121)	$ 115	$ 239